Other Financial Statement information - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 37,623	$ 14,023	$ 4,294
Less: accumulated depreciation	(2,118)	(1,655)	(982)
Property and equipment, net	35,505	12,368	3,312
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment at cost	6,395	4,988	3,459
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment at cost	1,830	431	158
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment at cost	342	262	214
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment at cost	294	294	232
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 28,762	$ 8,048	$ 231